Share Based Compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 15, 2019	Dec. 31, 2019	Mar. 29, 2019
Share Based Compensation (Textual)
Total shares issued			112
Intrinsic value of options outstanding		$ 642,000
Employees [Member]
Share Based Compensation (Textual)
Options granted		1,180,477
Non-employees [Member]
Share Based Compensation (Textual)
Options granted		432,355
2017 Share Option Plan [Member] | Directors, Employees, External Consultants And Advisors [Member]
Share Based Compensation (Textual)
Options granted	218,222
Stock option exercise price	$ 12.91
2017 Share Option Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Textual)
Total shares issued		5,500,000
Stock option related, description		(i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan.